UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Magellan® Fund -
Magellan
Class K

June 30, 2009

1.803299.105

MAG-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.4%
BorgWarner, Inc.	1,000,000	$ 34,150
Hyundai Mobis	300,000	26,239
Johnson Controls, Inc.	1,000,000	21,720
		82,109
Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	500,000	8,635
Ctrip.com International Ltd. sponsored ADR	25,108	1,163
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	274,700	1,236
MGM Mirage, Inc. (a)(d)	11,680,300	74,637
Starbucks Corp. (a)	10,562,616	146,715
		232,386
Household Durables - 3.5%
Centex Corp.	1,352,409	11,441
D.R. Horton, Inc.	13,150,008	123,084
KB Home (e)	4,088,000	55,924
Lennar Corp. Class A	13,171,385	127,631
M.D.C. Holdings, Inc.	2,000,000	60,220
MRV Engenharia e Participacoes SA	1,153,900	15,648
Pulte Homes, Inc. (d)	12,643,615	111,643
Ryland Group, Inc.	1,658,605	27,798
Toll Brothers, Inc. (a)(e)	12,853,054	218,116
		751,505
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	18,636
Leisure Equipment & Products - 0.0%
Brunswick Corp.	621,943	2,687
Media - 1.7%
Ascent Media Corp. (a)	144,656	3,845
Cinemark Holdings, Inc.	238,900	2,704
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	56,400
Informa PLC	5,000,000	18,014
The DIRECTV Group, Inc. (a)(d)	7,500,000	185,325
Time Warner Cable, Inc.	2,000,000	63,340
Virgin Media, Inc.	4,500,000	42,075
		371,703
Multiline Retail - 0.0%
Pantaloon Retail India Ltd.	194,608	1,319
Pantaloon Retail India Ltd. Class B	19,460	88
		1,407
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.7%
Staples, Inc. (e)	40,090,255	$ 808,620
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc. (a)	674,500	8,789
NIKE, Inc. Class B	1,597,000	82,693
Polo Ralph Lauren Corp. Class A	650,000	34,801
		126,283
TOTAL CONSUMER DISCRETIONARY		2,395,336
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	9,341,972	297,729
United Natural Foods, Inc. (a)(e)	4,143,500	108,767
Wumart Stores, Inc. (H Shares)	25,000,000	31,162
		437,658
Food Products - 0.4%
Cosan Ltd. Class A (a)	3,181,700	16,481
Cosan SA Industria e Comercio (a)	3,000,000	22,026
McCormick & Co., Inc. (non-vtg.)	500,000	16,265
Ralcorp Holdings, Inc. (a)	400,000	24,368
		79,140
Household Products - 0.5%
Energizer Holdings, Inc. (a)	2,247,700	117,420
Personal Products - 0.0%
Bare Escentuals, Inc. (a)	76,400	678
TOTAL CONSUMER STAPLES		634,896
ENERGY - 7.5%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (a)	1,000,000	24,910
ENSCO International, Inc.	1,000,000	34,870
Nabors Industries Ltd. (a)	1,000,000	15,580
Noble Corp.	3,000,000	90,750
Pride International, Inc. (a)	500,000	12,530
Smith International, Inc.	557,200	14,348
Transocean Ltd. (a)	1,700,000	126,293
		319,281
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.0%
Apache Corp.	967,910	$ 69,835
Canadian Natural Resources Ltd.	3,172,300	166,893
Chesapeake Energy Corp.	14,000,000	277,620
Clean Energy Fuels Corp. (a)	1,600,000	13,776
CONSOL Energy, Inc.	1,000,000	33,960
Denbury Resources, Inc. (a)	7,500,000	110,475
Energy Transfer Equity LP	1,000,000	25,370
Enterprise Products Partners LP	700,000	17,458
EOG Resources, Inc.	727,200	49,391
Hess Corp.	1,191,500	64,043
Marathon Oil Corp.	2,262,188	68,160
Massey Energy Co.	1,000,000	19,540
OAO Gazprom sponsored ADR	2,000,000	40,560
Occidental Petroleum Corp.	2,500,000	164,525
Peabody Energy Corp.	1,000,000	30,160
Plains Exploration & Production Co. (a)	3,406,386	93,199
Reliance Industries Ltd.	1,000,000	42,375
Sunoco, Inc.	700,000	16,240
Westernzagros Resources Ltd. (a)	1,000,000	1,384
		1,304,964
TOTAL ENERGY		1,624,245
FINANCIALS - 15.1%
Capital Markets - 5.7%
Charles Schwab Corp.	9,547,000	167,454
Deutsche Bank AG (NY Shares)	2,500,000	152,500
Evercore Partners, Inc. Class A	87,600	1,720
Franklin Resources, Inc.	2,110,800	151,999
GLG Partners, Inc.	949,950	3,885
Goldman Sachs Group, Inc.	3,285,500	484,414
Merriman Curhan Ford Group, Inc. (a)	105,086	47
Morgan Stanley	5,953,500	169,734
T. Rowe Price Group, Inc.	2,500,000	104,175
		1,235,928
Commercial Banks - 1.9%
CapitalSource, Inc.	5,000,000	24,400
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	3,684
PNC Financial Services Group, Inc.	500,000	19,405
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Financial Group, Inc.	650,000	$ 26,517
Wells Fargo & Co.	13,703,704	332,452
		406,458
Consumer Finance - 0.1%
ORIX Corp.	500,000	30,155
Diversified Financial Services - 3.6%
Bank of America Corp.	34,523,704	455,713
BM&F BOVESPA SA	749,474	4,477
CIT Group, Inc.	2,358,398	5,071
JPMorgan Chase & Co.	9,208,100	314,088
		779,349
Insurance - 3.3%
ACE Ltd.	3,869,909	171,166
Berkshire Hathaway, Inc. Class A (a)	557	50,130
China Life Insurance Co. Ltd. (H Shares)	86,231,000	316,922
Endurance Specialty Holdings Ltd.	555,800	16,285
Everest Re Group Ltd.	700,000	50,099
MetLife, Inc.	1,731,857	51,973
Reinsurance Group of America, Inc.	339,549	11,854
Willis Group Holdings Ltd.	2,000,000	51,460
		719,889
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	5,513,363	29,717
Developers Diversified Realty Corp.	4,933,607	24,076
Kimco Realty Corp.	679,800	6,832
Vornado Realty Trust	518,936	23,368
		83,993
Real Estate Management & Development - 0.1%
Iguatemi Empresa de Shopping Centers SA	959,500	9,161
TOTAL FINANCIALS		3,264,933
HEALTH CARE - 9.1%
Biotechnology - 1.6%
Biogen Idec, Inc. (a)	1,398,510	63,143
Celgene Corp. (a)	1,000,000	47,840
Cephalon, Inc. (a)	778,730	44,115
Genzyme Corp. (a)	1,000,000	55,670
Gilead Sciences, Inc. (a)	2,000,000	93,680
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. (a)	698,900	$ 19,730
United Therapeutics Corp. (a)	200,000	16,666
		340,844
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	300	21
C.R. Bard, Inc.	3,069,300	228,509
Covidien PLC	5,000,000	187,200
Greatbatch, Inc. (a)(e)	2,181,700	49,328
Integra LifeSciences Holdings Corp. (a)(e)	1,500,000	39,765
		504,823
Health Care Providers & Services - 3.2%
Amedisys, Inc. (a)(d)	800,000	26,416
Brookdale Senior Living, Inc. (e)	6,883,900	67,049
Express Scripts, Inc. (a)	1,406,300	96,683
Henry Schein, Inc. (a)	903,653	43,330
LHC Group, Inc. (a)	500,000	11,105
Medco Health Solutions, Inc. (a)	10,150,100	462,946
		707,529
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	28,700	170
Life Technologies Corp. (a)	500,000	20,860
		21,030
Pharmaceuticals - 1.9%
Allergan, Inc.	2,075,984	98,775
Cadence Pharmaceuticals, Inc. (a)	1,000,000	9,990
Medicis Pharmaceutical Corp. Class A	2,000,000	32,640
Pfizer, Inc.	8,000,000	120,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,000,000	148,020
		409,425
TOTAL HEALTH CARE		1,983,651
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.5%
Raytheon Co.	2,000,000	88,860
Raytheon Co. warrants 6/16/11 (a)	204,836	1,919
Stanley, Inc. (a)	500,000	16,440
		107,219
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Forward Air Corp.	390,000	$ 8,315
Airlines - 0.9%
Delta Air Lines, Inc. (a)	26,287,111	152,202
JetBlue Airways Corp. (a)	7,870,852	33,609
		185,811
Building Products - 0.2%
Masco Corp.	3,500,000	33,530
Commercial Services & Supplies - 0.1%
Clean Harbors, Inc. (a)	200,000	10,798
Stericycle, Inc. (a)	250,000	12,883
		23,681
Construction & Engineering - 0.2%
China Railway Construction Corp. Ltd. (H Shares)	8,000,000	12,346
MYR Group, Inc. (a)(f)	1,810,900	36,616
		48,962
Electrical Equipment - 0.4%
AMETEK, Inc.	500,000	17,290
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	19,923
Sunpower Corp.:
Class A (a)(d)	1,692,300	45,083
Class B (a)	496,810	11,899
		94,195
Industrial Conglomerates - 1.3%
General Electric Co.	23,924,800	280,399
Machinery - 0.9%
Danaher Corp.	3,000,000	185,220
Essex Rental Corp. unit (a)	200,000	1,514
		186,734
Professional Services - 2.1%
Equifax, Inc. (e)	8,485,262	221,465
Manpower, Inc.	413,882	17,524
Monster Worldwide, Inc. (a)(d)(e)	7,211,938	85,173
Robert Half International, Inc.	5,124,900	121,050
		445,212
Road & Rail - 0.1%
Localiza Rent A Car SA	2,500,000	15,445
Ryder System, Inc.	500,000	13,960
		29,405
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	$ 4,526
TOTAL INDUSTRIALS		1,447,989
INFORMATION TECHNOLOGY - 34.2%
Communications Equipment - 9.1%
BYD Electronic International Co. Ltd.	35,982,000	22,100
Ciena Corp. (a)	1,024,282	10,601
Cisco Systems, Inc. (a)	13,950,300	260,034
Juniper Networks, Inc. (a)	12,817,200	302,486
Nokia Corp. sponsored ADR	78,518,200	1,144,795
QUALCOMM, Inc.	5,000,000	226,000
		1,966,016
Computers & Peripherals - 3.8%
Apple, Inc. (a)	3,000,000	427,290
Dell, Inc. (a)	5,000,000	68,650
Seagate Technology (e)	31,919,505	333,878
		829,818
Electronic Equipment & Components - 8.1%
Amphenol Corp. Class A	4,736,900	149,876
Corning, Inc. (e)	80,733,390	1,296,582
FLIR Systems, Inc. (a)	4,638,800	104,651
Foxconn International Holdings Ltd. (a)	5,000,000	3,277
Hon Hai Precision Industry Co. Ltd. (Foxconn)	47,610,000	147,061
Ingram Micro, Inc. Class A (a)	3,000,000	52,500
		1,753,947
Internet Software & Services - 1.2%
Google, Inc. Class A (sub. vtg.) (a)	601,000	253,376
WebMD Health Corp. Class A (a)(d)	95,700	2,863
		256,239
IT Services - 1.8%
Accenture Ltd. Class A	2,500,000	83,650
CACI International, Inc. Class A (a)	500,000	21,355
Cognizant Technology Solutions Corp. Class A (a)	6,318,596	168,707
Lender Processing Services, Inc.	4,225,400	117,339
		391,051
Semiconductors & Semiconductor Equipment - 8.6%
Applied Materials, Inc. (e)	81,454,187	893,552
ASML Holding NV (NY Shares)	10,345,201	223,974
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Himax Technologies, Inc. sponsored ADR	3,400,000	$ 12,750
KLA-Tencor Corp.	2,000,000	50,500
Lam Research Corp. (a)	499,200	12,979
MEMC Electronic Materials, Inc. (a)(e)	12,319,211	219,405
Micron Technology, Inc. (a)	2,989,000	15,124
NVIDIA Corp. (a)	6,000,000	67,740
O2Micro International Ltd. sponsored ADR (a)	700,000	3,500
Samsung Electronics Co. Ltd.	265,233	123,171
Skyworks Solutions, Inc. (a)	3,000,000	29,340
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,000,000	65,870
Teradyne, Inc. (a)(e)	12,529,691	85,954
Texas Instruments, Inc.	3,000,000	63,900
		1,867,759
Software - 1.6%
Adobe Systems, Inc. (a)	2,500,000	70,750
Changyou.com Ltd. (A Shares) ADR	357,300	13,745
Longtop Financial Technologies Ltd. ADR (a)	29,200	717
Oracle Corp.	12,197,500	261,270
		346,482
TOTAL INFORMATION TECHNOLOGY		7,411,312
MATERIALS - 9.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	1,500,000	96,885
Ecolab, Inc.	2,000,000	77,980
FMC Corp.	1,241,790	58,737
Givaudan SA (d)	104,499	64,013
Minerals Technologies, Inc.	500,000	18,010
Monsanto Co.	617,600	45,912
Symrise AG	2,000,000	29,513
		391,050
Construction Materials - 0.3%
Eagle Materials, Inc. (e)	2,942,722	74,274
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	500,000	14,005
Metals & Mining - 7.3%
Agnico-Eagle Mines Ltd. (Canada)	1,647,600	86,793
Alcoa, Inc.	6,049,100	62,487
ArcelorMittal SA (NY Shares) Class A	1,000,000	33,080
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Eldorado Gold Corp. (a)	3,000,000	$ 27,031
Freeport-McMoRan Copper & Gold, Inc. Class B	2,000,000	100,220
Goldcorp, Inc.	10,000,000	347,606
Kinross Gold Corp.	5,000,000	91,136
Lihir Gold Ltd. (a)	25,666,295	61,004
Newcrest Mining Ltd.	6,892,492	169,431
Newmont Mining Corp.	9,852,800	402,684
Randgold Resources Ltd. sponsored ADR	3,012,766	193,329
		1,574,801
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	730,400	22,226
TOTAL MATERIALS		2,076,356
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.4%
Embarq Corp.	333,051	14,008
FairPoint Communications, Inc.	109,213	66
Level 3 Communications, Inc. (a)	1,331,971	2,011
Verizon Communications, Inc.	2,000,000	61,460
		77,545
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series L sponsored ADR	3,905,500	151,221
Sprint Nextel Corp. (a)	28,000,000	134,680
		285,901
TOTAL TELECOMMUNICATION SERVICES		363,446
UTILITIES - 0.9%
Electric Utilities - 0.5%
Entergy Corp.	1,400,000	108,528
Multi-Utilities - 0.4%
Sempra Energy	1,700,000	84,371
TOTAL UTILITIES		192,899
TOTAL COMMON STOCKS (Cost $23,179,553)		21,395,063
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	338,400	$ 5,836
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	2,666,700	25,387
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $216,923)		31,223
Convertible Bonds - 0.2%
	Principal Amount (000s)
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Sunpower Corp.:
1.25% 2/15/27	$ 9,980	7,647
4.75% 4/15/14	13,430	15,440
		23,087
MATERIALS - 0.1%
Metals & Mining - 0.1%
Alcoa, Inc. 5.25% 3/15/14	13,750	24,148
TOTAL CONVERTIBLE BONDS (Cost $43,098)		47,235
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	283,241,024	283,241
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	180,870,541	180,871
TOTAL MONEY MARKET FUNDS (Cost $464,112)		464,112
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $23,903,686)		21,937,633
NET OTHER ASSETS - (1.3)%		(277,311)
NET ASSETS - 100%		$ 21,660,322
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,616,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 380
Fidelity Securities Lending Cash Central Fund	7,220
Total	$ 7,600
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 729,974	$ 151,923	$ -	$ 4,319	$ 893,552
Brookdale Senior Living, Inc.	27,104	16,305	-	-	67,049
Corning, Inc.	1,432,992	78,074	514,152	4,537	1,296,582
Eagle Materials, Inc.	48,500	24,644	-	250	74,274
Equifax, Inc.	207,465	-	-	339	221,465
Greatbatch, Inc.	42,216	-	-	-	49,328
Integra LifeSciences Holdings Corp.	37,095	-	-	-	39,765
KB Home	53,880	-	-	256	55,924
MEMC Electronic Materials, Inc.	186,832	19,001	-	-	219,405
Monster Worldwide, Inc.	72,958	3,228	28,081	-	85,173
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MYR Group, Inc.	$ 27,616	$ -	$ -	$ -	$ -
Seagate Technology	191,779	33,608	45,676	-	333,878
Staples, Inc.	726,035	-	-	3,307	808,620
Teradyne, Inc.	50,500	5,170	-	-	85,954
Toll Brothers, Inc.	206,434	27,803	-	-	218,116
United Natural Foods, Inc.	78,602	-	-	-	108,767
Total	$ 4,119,982	$ 359,756	$ 587,909	$ 13,008	$ 4,557,852
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,395,336	$ 2,394,017	$ 1,319	$ -
Consumer Staples	634,896	634,896	-	-
Energy	1,624,245	1,624,245	-	-
Financials	3,296,156	2,973,398	322,758	-
Health Care	1,983,651	1,983,651	-	-
Industrials	1,447,989	1,446,475	1,514	-
Information Technology	7,411,312	7,411,312	-	-
Materials	2,076,356	2,076,356	-	-
Telecommunication Services	363,446	363,446	-	-
Utilities	192,899	192,899	-	-
Corporate Bonds	47,235	-	47,235	-
Money Market Funds	464,112	464,112	-	-
Total Investments in Securities:	$ 21,937,633	$ 21,564,807	$ 372,826	$ -
Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $24,010,287,000. Net unrealized depreciation aggregated $2,072,654,000, of which $2,633,763,000 related to appreciated investment securities and $4,706,417,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009